Disclosure of fair value measurement of assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 3,931	$ 2,770
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	179	161
Financial liabilities at amortised cost, category [member] | Payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	3,752	2,609
Cash and cash equivalent [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Trade and other receivables [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Restricted cash [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	51,390	66,700
Financial assets at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member] | Payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	50,611	65,300
Financial assets at amortised cost, category [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	457	1,065
Financial assets at amortised cost, category [member] | Restricted cash [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 322	$ 335